Schedule of Investments (unaudited)	iShares® MSCI Netherlands ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.0%
InPost SA(a)	139,150	$1,642,341
PostNL NV	376,067	590,578
		2,232,919
Banks — 8.6%
ABN AMRO Bank NV, CVA(b)	175,348	2,356,563
ING Groep NV	1,169,913	16,436,087
		18,792,650
Beverages — 7.3%
Coca-Cola Europacific Partners PLC	69,800	4,232,672
Heineken Holding NV	44,440	3,457,008
Heineken NV	89,839	8,224,140
		15,913,820
Biotechnology — 0.3%
Pharming Group NV(a)	623,099	719,534

Broadline Retail — 7.4%
Prosus NV	486,109	16,071,314

Capital Markets — 1.3%
Allfunds Group PLC	180,140	1,139,726
Flow Traders Ltd., NVS	35,881	666,694
Van Lanschot Kempen NV	30,921	974,230
		2,780,650
Chemicals — 5.6%
Akzo Nobel NV	60,706	4,672,998
Corbion NV	43,285	818,615
DSM-Firmenich AG	59,428	5,615,568
OCI NV	53,087	1,143,609
		12,250,790
Construction & Engineering — 1.0%
Fugro NV(a)	69,015	1,272,047
Koninklijke BAM Groep NV	306,536	838,533
		2,110,580
Consumer Staples Distribution & Retail — 4.2%
Koninklijke Ahold Delhaize NV	298,566	8,646,328
Sligro Food Group NV	25,905	440,901
		9,087,229
Diversified Telecommunication Services — 1.8%
Koninklijke KPN NV	1,131,228	3,874,832

Electrical Equipment — 1.6%
Alfen Beheer BV(a)(b)(c)	16,577	837,216
Signify NV(b)	54,453	1,584,532
TKH Group NV	24,934	993,439
		3,415,187
Energy Equipment & Services — 0.5%
SBM Offshore NV	79,511	1,059,766

Entertainment — 3.2%
Universal Music Group NV	259,430	6,854,401

Financial Services — 5.4%
Adyen NV(a)(b)	6,798	7,948,601
EXOR NV, NVS	38,034	3,705,844
		11,654,445
Food Products — 0.6%
JDE Peet’s NV	51,852	1,389,576

Health Care Equipment & Supplies — 2.9%
Koninklijke Philips NV(a)	307,162	6,303,344
Security	Shares	Value

Hotels, Restaurants & Leisure — 1.1%
Basic-Fit NV(a)(b)(c)	34,730	$991,349
Just Eat Takeaway.com NV(a)(b)	85,947	1,345,306
		2,336,655
Insurance — 4.5%
Aegon NV	622,422	3,417,703
ASR Nederland NV	58,835	2,712,501
NN Group NV	93,600	3,572,153
		9,702,357
Machinery — 0.8%
Aalberts NV	41,732	1,652,181

Metals & Mining — 0.3%
AMG Critical Materials NV	29,560	703,400

Office REITs — 0.2%
NSI NV	23,659	445,524

Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	41,615	1,429,318

Professional Services — 6.7%
Arcadis NV	34,920	1,753,859
Brunel International NV	23,590	272,869
Randstad NV	44,632	2,655,390
Wolters Kluwer NV	72,141	9,936,904
		14,619,022
Retail REITs — 0.8%
Eurocommercial Properties NV	34,646	809,808
Vastned Retail NV	13,260	279,471
Wereldhave NV	37,827	634,191
		1,723,470
Semiconductors & Semiconductor Equipment — 27.8%
ASM International NV	15,536	7,979,492
ASML Holding NV	70,657	48,154,619
BE Semiconductor Industries NV	30,474	4,278,156
		60,412,267
Software — 0.3%
TomTom NV(a)(c)	85,230	564,222

Specialty Retail — 0.1%
Fastned BV(a)	7,729	229,675

Trading Companies & Distributors — 3.9%
AerCap Holdings NV(a)	79,427	5,418,510
IMCD NV	20,294	3,132,116
		8,550,626
Total Long-Term Investments — 99.9%
(Cost: $263,665,205)		216,879,754

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	232,850	232,966

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	80,000	$80,000

Total Short-Term Securities — 0.1%
(Cost: $312,920)		312,966

Total Investments — 100.0%
(Cost: $263,978,125)		217,192,720

Liabilities in Excess of Other Assets — (0.0)%		(5,978)

Net Assets — 100.0%		$217,186,742

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,023,471	$—	$(10,791,433	)(a)	$882	$46	$232,966	232,850	$14,125	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	—	(80,000	)(a)	—	—	80,000	80,000	935		—
					$882	$46	$312,966		$15,060		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	5	12/15/23	$240	$13,653

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Netherlands ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,382,651	$204,497,103	$—	$216,879,754
Short-Term Securities
Money Market Funds	312,966	—	—	312,966
	$12,695,617	$204,497,103	$—	$217,192,720
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$13,653	$—	$13,653

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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